Stock Incentive Plans	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans
Stock Incentive Plans

Employee Incentives

As a result of the HPES Merger, all outstanding CSC awards of stock options, stock appreciation rights, restricted stock units ("CSC RSUs"), including performance-based restricted stock units, relating to CSC common stock granted under the 2011 Omnibus Incentive Plan, the 2007 Employee Incentive Plan and the 2010 Non-Employee Director Incentive Plan (the “CSC Equity Incentive Plans”) held by CSC employees and non-employee directors were converted into an adjusted award relating to DXC common shares subject to the same terms and conditions after the HPES Merger as the terms and conditions applicable to such awards prior to the HPES Merger.

Under the terms of the CSC Equity Incentive Plans and the individual award agreements, all unvested equity incentive awards, including all stock options and CSC RSUs held by all participants under the plans, including its named executive officers and directors, are subject to accelerated vesting in whole or in part upon the occurrence of a change in control or upon the participant’s termination of employment on or after the occurrence of a change in control under certain circumstances ("CIC events"). As a result of CIC events triggered by the HPES Merger, approximately 3.6 million of unvested awards vested on April 1, 2017, and as a result, $26 million of incremental stock compensation expense was recognized. CSC options granted in fiscal 2017 vested 33% upon the HPES Merger and the remaining 67% were converted into DXC RSUs based on the accounting value of the options. These RSUs will vest on the second and third anniversaries of the original option grant date. For equity incentive awards granted by HPE under HPE equity incentive plans to HPES employees prior to the HPES Merger, outstanding options (vested and unvested) and unvested RSU awards were converted upon the HPES Merger into economically equivalent DXC option and RSU awards, with terms and conditions substantially the same as the terms of such awards prior to the HPES Merger.

In March 2017, prior to the HPES Merger, the board of directors and shareholders of HPES approved DXC’s 2017 Omnibus Incentive Plan (the “DXC Employee Equity Plan”), DXC’s 2017 Non-Employee Director Incentive Plan (the “DXC Director Equity Plan”) and DXC’s 2017 Share Purchase Plan (“DXC Share Purchase Plan”). The terms of the DXC Employee Equity Plan and DXC Director Equity Plans are substantially similar to the terms of the CSC Equity Incentive Plans. The former allows DXC to grant stock options (including incentive stock options), stock appreciation rights, restricted stock, RSUs and PSUs, and cash awards intended to qualify for the performance-based compensation exemption to the $1 million deduction limit under Section 162(m) of the Internal Revenue Code (collectively the "Awards"). Awards are typically subject to vesting over the 3-year period following the grant date. Vested stock options are generally exercisable for a term of 10 years from the grant date. All of DXC’s employees are eligible for awards under the plan. The Company issues authorized but previously unissued shares upon the granting of stock options and the settlement of RSUs and PSUs.

The Compensation Committee of the Board of Directors (the "Board") has broad authority to grant awards and otherwise administer the DXC Employee Equity Plan. The plan became effective March 30, 2017 and will continue in effect for a period of 10 years thereafter, unless earlier terminated by the Board. The Board has the authority to amend the plan in such respects as it deems desirable, subject to approval of DXC’s stockholders for material modifications.

The DXC Share Purchase Plan allows DXC’s employees located in the United Kingdom to purchase shares of DXC’s common stock at the fair market value of such shares on the applicable purchase date. There were 1,474 shares purchased under this plan during fiscal 2018.

The Board has reserved for issuance shares of DXC common stock, par value $0.01 per share, under each of the plans as detailed below:

	As of March 31, 2018
	Reserved for issuance	Available for future grants
DXC Employee Equity Plan	34,200,000	22,302,423
DXC Director Equity Plan	230,000	123,634
DXC Share Purchase Plan	250,000	248,526
Total	34,680,000	22,674,583

The Company recognized share-based compensation expense for fiscal 2018, 2017 and 2016 as follows:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Total share-based compensation cost	$93	$75	$46
Related income tax benefit	$21	$25	$17
Total intrinsic value of options exercised	$136	$73	$46
Tax benefits from exercised stock options and awards	$84	$34	$62

The Company uses the Black-Scholes-Merton model in determining the fair value of stock options granted. The weighted average fair values of stock options granted during fiscal 2017 and 2016 were $13.00 and $9.00 per share, respectively. There were no stock options granted during fiscal 2018. In calculating the compensation expense for its stock incentive plans, the Company used the following weighted average assumptions:

	Fiscal Years Ended
	March 31, 2017	April 1, 2016
Risk-free interest rate	1.60%	1.81%
Expected volatility	29%	31%
Expected term (in years)	6.09	6.23
Dividend yield	1.56%	1.39%

As a result of the NPS Separation in the third quarter fiscal 2016, most stock awards issued by the Company were modified, including acceleration of vesting of certain awards and the issuance of new CSRA awards under the basket method, whereby awards granted prior to fiscal 2016 in CSC equity were converted into two awards: an award in an adjusted CSC equity award and a CSRA equity award. In the case of stock options, the number of options and the exercise price were adjusted for the impact of the NPS Separation. The conversions were structured to generally preserve the intrinsic value of the awards immediately prior to the Separation. There was no incremental stock compensation expense recognized as a result of the modification of the awards.

Stock Options

The Company’s stock options vest one-third annually on each of the first three anniversaries of the grant date. Stock options are generally granted for a term of ten years. Information concerning stock options granted under stock incentive plans was as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of April 3, 2015	5,556,309	$46.08	5.93	$107
Granted	1,052,129	$30.70
Issued due to NPS Separation modification	1,614,465	$28.40
Exercised	(2,372,109)	$19.27		$46
Canceled/Forfeited	(434,578)	$28.59
Expired	(49,595)	$20.87
Outstanding as of April 1, 2016	5,366,621	$24.83	7.06	$51
Granted	2,450,976	$50.91
Exercised	(2,544,955)	$21.84		$73
Canceled/Forfeited	(448,505)	$36.94
Expired	(56,741)	$14.36
Outstanding as of March 31, 2017	4,767,396	$38.70	8.01	$145
Granted	—	$—
HPE options converted to DXC options at HPES Merger	2,654,970	$46.56
CSC options converted to RSUs due to HPES Merger	(1,521,519)	$51.00
Exercised	(2,916,045)	$40.39		$136
Canceled/Forfeited	(14,890)	$69.52
Expired	(36,411)	$36.69
Outstanding as of March 31, 2018(1)	2,933,501	$32.54	5.24	$185
Vested and expected to vest in the future as of March 31, 2018(1)	2,930,263	$32.42	5.24	$184
Exercisable as of March 31, 2018(1)	2,905,801	$32.30	5.23	$183

(1) The amount of the weighted average fair value per share has been revised to reflect the impact of the USPS Separation.

	As of March 31, 2018
	Options Outstanding			Options Exercisable
Range of Option Exercise Price	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable	Weighted Average Exercise Price
$10.35 - $29.70	748,574	$21.74	4.05	748,574	$21.74
$30.31 - $48.46	1,421,166	$36.57	5.33	1,421,166	$36.57
$49.24 - 86.17	763,761	$55.13	6.26	736,061	$55.03
	2,933,501			2,905,801

The total fair value of stock options vested during fiscal 2018, 2017 and 2016 was $22 million, $8 million and $13 million, respectively. The cash received from stock options exercised during fiscal 2018, 2017 and 2016 was $98 million, $54 million and $82 million, respectively.

As of March 31, 2018, there was $1 million of unrecognized compensation expense related to unvested stock options, net of expected forfeitures. The cost is expected to be recognized over a weighted-average period of 2.18 years.

Restricted Stock Units

RSUs represent the right to receive one share of DXC common stock upon a future settlement date, subject to vesting and other terms and conditions of the award, plus any dividend equivalents accrued during the award period. In general, if the employee’s status as a full-time employee is terminated prior to the vesting of the RSU grant in full, then the RSU grant is automatically canceled on the termination date and any unvested shares and dividend equivalents are forfeited. Certain executives were awarded service-based "career share" RSUs for which the shares are settled over the 10 anniversaries following the executive's separation from service as a full-time employee, provided the executive complies with certain non-competition covenants during that period.

The Company also grants PSUs, which generally vest over a period of three years. The number of PSUs that ultimately vest is dependent upon the Company’s achievement of certain specified financial performance criteria over a three-year period. If the specified performance criteria are met, awards are settled for shares of DXC common stock and dividend equivalents upon the filing with the SEC of the Annual Report on Form 10-K for the last fiscal year of the performance period. PSU awards include the potential for accelerated vesting of 25% of the shares granted after each of the first and second fiscal years if certain of the Company's performance targets are met early, and are subject to final vesting based on the participant's continued employment through the end of the three-year performance period. Compensation expense during the performance period is estimated at each reporting date using management's expectation of the probable achievement of the specified performance criteria and is adjusted to the extent the expected achievement changes. In the table below, such awards are reflected at the number of shares originally granted.

Information concerning RSUs (including PSUs) granted under the stock incentive plans, was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of April 3, 2015	2,579,675	$48.70
Granted	3,234,197	$27.97
Issued due to NPS Separation modification	419,160	$29.95
Settled	(1,783,664)	$28.87
Canceled/Forfeited	(851,369)	$40.97
Outstanding as of April 1, 2016	3,597,999	$29.25
Granted	1,150,185	$47.70
Settled	(602,467)	$27.29
Canceled/Forfeited	(434,732)	$32.86
Outstanding as of March 31, 2017	3,710,985	$34.86
Granted	1,828,667	$82.34
HPE RSUs converted to DXC RSUs due to HPES Merger	95,816	$69.34
Options converted to RSUs due to HPES Merger	609,416	$32.58
Settled	(1,934,446)	$35.93
Canceled/Forfeited	(324,822)	$59.34
Outstanding as of March 31, 2018(1)	3,985,616	$47.25

(1) The amount of the weighted average fair value per share has been revised to reflect the impact of the USPS Separation.

As of March 31, 2018, there was $136 million of unrecognized compensation expense related to unvested RSUs and PSUs, net of expected forfeitures. The cost is expected to be recognized over a weighted-average period of 2 years.

Non-employee Director Incentives

The Company has one stock incentive plan which authorizes the issuance of stock options, restricted stock and other share-based incentives to non-employee directors upon terms approved by the Company’s Board of Directors. As of March 31, 2018, 123,634 shares of DXC common stock remained available for the grant of future RSUs or other share-based incentives to nonemployee directors.

RSU awards to non-employee directors are granted at a price of $0. For RSU awards granted in fiscal 2014 and thereafter, RSUs vest and settle at the earlier of (i) the one-year anniversary of the grant date, or (ii) the date of the Company's first Annual Meeting of the Stockholders held after the grant date. Alternatively, settlement of the RSU may be deferred per election of the non-employee director. For awards granted in fiscal 2013 and prior, vested RSUs were automatically settled for shares of DXC common stock and dividend equivalents when the non-employee director ceases to be a director of the Company. At the holder’s election, the RSUs may be settled (i) in their entirety, upon the day the holder ceases to be a director, or (ii) in substantially equal amounts upon the first five, ten or fifteen anniversaries of such termination of service.

Information concerning RSUs granted to non-employee directors was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of April 3, 2015	143,986	$30.02
Granted	65,188	$31.75
Settled	(107,878)	$33.11
Canceled/Forfeited	(12,250)	$33.96
Outstanding as of April 1, 2016	89,046	$27.00
Granted	33,600	$47.35
Settled	(32,080)	$28.58
Canceled/Forfeited	(4,800)	$30.31
Outstanding as of March 31, 2017	85,766	$34.19
Granted	22,900	$84.40
Settled	(39,980)	$45.25
Canceled/Forfeited	(2,300)	$85.35
Outstanding as of March 31, 2018(1)	66,386	$37.26

(1) The amount of the weighted average fair value per share has been revised to reflect the impact of the USPS Separation.